Segment information	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Segment information	Segment information
The Company has determined the operating segments based on the reports reviewed by the Executive Committee (ExCom) for the purposes of allocating resources and assessing the performance of the Group.
The ExCom consists of the Senior Vice President & Global Human Resources Director; Senior Vice President of Payments; Chief Technology Officer; Chief Operating Officer - APAC and Central Europe; Chief Executive Officer (the “CEO”); General Counsel and Company Secretary; Senior Vice President Operations; Senior Vice President New Markets, Americas, Public Affairs and Chief Operating Officer Americas; Chief Operating Officer - South Europe; Chief Operating Officer - North and Central Europe and Global Accounts; Chief Financial Officer; Senior Vice President Strategy and Chief Product Officer; and Senior Vice President Marketing, Communications & Customer Value Creation.
Management considers the business from a product group perspective, hence the performance of TFS, Payments and PPS are assessed separately.
The ExCom assesses the performance of the operating segments based on the measures of Revenue and Adjusted EBITDA at the segment level with the adjusted EBITDA assessed after non-allocated central costs.
The measures used by the ExCom to monitor the performance of the Group's operating segments do not include all costs in the IFRS consolidated income statement. Costs for central functions such as marketing, sales, technology, finance and HR, depreciation, amortization, impairment income / expense, and net finance costs are not allocated to segments. As a result, the ExCom monitors the development of adjusted EBITDA presented in the consolidated management accounts.
The segment information provided to the ExCom for the reportable segments is as follows:

For the financial year ended March 31, 2024
(EUR thousand)
	Notes	TFS	Payments	Post-Purchase Solutions	Central costs	Total
Revenue		311,740	83,023	27,540	—	422,303
Operating expenses (1)		(114,930)	(43,282)	(32,317)	(83,109)	(273,638)
Adjusted EBITDA		196,810	39,741	(4,777)	(83,109)	148,665
Depreciation and amortization (2)	9					(43,782)
Exceptional items (3)						(7,005)
Operating Profit						97,878

For the financial year ended March 31, 2023
(EUR thousand)
	Notes	TFS	Payments	Post-Purchase Solutions	Central costs	Total
Revenue		228,818	61,805	20,867	—	311,490
Operating expenses (1)		(91,902)	(34,267)	(26,962)	(80,377)	(233,508)
Adjusted EBITDA		136,916	27,538	(6,095)	(80,377)	77,982
Depreciation and amortization (2)	9					(51,028)
Exceptional items (3)						(12,814)
Operating Profit						14,140

For the financial year ended March 31, 2022
(EUR thousand)
	Notes	TFS	Payments	Post-Purchase Solutions	Central costs	Total
Revenue		89,559	23,325	13,064	—	125,948
Operating expenses (1)		(44,610)	(12,538)	(16,755)	(61,947)	(135,850)
Adjusted EBITDA		44,949	10,787	(3,691)	(61,947)	(9,902)
Depreciation and amortization (2)	9					(87,900)
Exceptional items (3)						11,173
Operating Loss						(86,629)

(1)Operating expenses excluding Depreciation and Amortization and Exceptional items. For the financial year ended March 31, 2024 the fixed costs amounted to EUR173.3 million (EUR154.6 million for the financial year ended March 31, 2023 and EUR109.2 million for the financial year ended March 31, 2022), comprising of personnel costs of EUR113.7 million (EUR99.8 million for the financial year ended March 31, 2023, and EUR74.6 million for the financial year ended March 31, 2022) and non-personnel costs of EUR59.6 million (EUR54.8 million for the financial year ended March 31, 2023 and EUR34.6 million for the financial year ended March 31, 2022), whereas variable costs amounted to EUR100.4 million (EUR78.9 million for the financial year ended March 31, 2023 and EUR26.7 million for the financial year ended March 31, 2022).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.
(3)Exceptional items consist of items such as share-based payment transactions and related other expenses, the change in fair value of warrants and put options, business and corporate restructuring expenses, impairment, net loss on sale of assets, and other exceptional items, which the Board of Directors considers as not directly related to ordinary business operations and which are not included in the assessment of management performance.

Revenue by geography and by segment
Revenue is generated by TFS, Payments and Post-Purchase Solutions processed transactions; a geographical breakdown of revenue by key market / region is provided below:

For the financial year ended March 31, 2024
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total
Europe	260,030	15,633	27,540	303,203
Asia Pacific	46,932	67,390	—	114,322
Rest of the world	4,778	—	—	4,778
Total	311,740	83,023	27,540	422,303

For the financial year ended March 31, 2023
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total
Europe	202,263	12,276	20,867	235,406
Asia Pacific	23,495	49,528	—	73,023
Rest of the world	3,060	1	—	3,061
Total	228,818	61,805	20,867	311,490

For the financial year ended March 31, 2022
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total
Europe	82,599	6,631	13,064	102,294
Asia Pacific	5,398	16,694	—	22,092
Rest of the world	1,562	—	—	1,562
Total	89,559	23,325	13,064	125,948
Revenue by top Country
A breakdown of revenue by key market / top country is provided below:

For the financial year ended March 31, 2024
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total	% of Total Revenue
Italy	62,435	4,021	—	66,456	16%
France	43,845	1,907	—	45,752	11%
Australia	495	53,060	—	53,555	13%
United Kingdom	1,010	877	27,540	29,427	7%
Singapore	14,568	8,611	—	23,179	5%
Switzerland	5,247	4	—	5,252	1%
Total	127,600	68,480	27,540	223,621	53%

For the financial year ended March 31, 2023
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total	% of Total Revenue
Italy	43,280	3,739	—	47,019	15%
France	39,996	1,791	—	41,787	14%
Australia	303	40,671	—	40,974	13%
United Kingdom	2,917	1,056	20,867	24,840	8%
Switzerland	4,005	32	—	4,037	1%
Total	90,501	47,289	20,867	158,657	51%

For the financial year ended March 31, 2022
(EUR thousand)
	TFS	Payments	Post-Purchase Solutions	Total	% of Total Revenue
Italy	12,912	2,421	—	15,333	12%
France	20,118	919	—	21,037	17%
Australia	49	13,997	—	14,046	11%
United Kingdom	1,838	568	13,064	15,470	12%
Switzerland	2,358	85	—	2,443	2%
Total	37,275	17,990	13,064	68,329	54%
There is no single external customer which accounts for more than 10% of Global Blue's revenue, for any of the years presented.
Non-current assets by Country
Even though no measure of assets by segment is reported to the ExCom, in accordance with IFRS 8, the non-current assets, excluding deferred income tax assets, by country, are disclosed as follows:

As of March 31, 2024
(EUR thousand)
	Intangible assets	Property, plant and equipment	Investments in associates, joint ventures and other investments	Other non-current financial assets	Total
Switzerland	580,958	1,076	5,142	1,824	589,000
Rest of the world	30,117	30,958	3	14,076	75,154
Total	611,075	32,034	5,145	15,900	664,154

As of March 31, 2023
(EUR thousand)
	Intangible assets	Property, plant and equipment	Investments in joint ventures and associates and Other investments	Other non-current financial assets	Total
Switzerland	575,145	782	7,244	698	583,869
Rest of the world	30,363	24,057	37	13,509	67,966
Total	605,508	24,839	7,281	14,207	651,835